Debt	12 Months Ended
Dec. 31, 2019
Debt
Debt

Note 11 – Debt

Changes in obligations related to the Company’s credit facilities were as follows:

	Corporate	Corporate	FNBC
	Revolver	Term Loan	Revolver	Total
Size of facility	$1,000.0	$160.0	$100.0	$1,260.0
Balance at January 1, 2018	$—	$—	$—	$—
Drawdowns	210.0	—	27.0	237.0
Repayment	—	—	(27.0)	(27.0)
Balance at December 31, 2018	$210.0	$—	$—	$210.0
Drawdowns	275.0	160.0	—	435.0
Repayment	(485.0)	(80.0)	—	(565.0)
Balance at December 31, 2019	$—	$80.0	$—	$80.0

(a)Corporate Revolver

The Company has a five-year $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). During the year ended December 31, 2019, the Company drew down $275.0 million to finance the acquisition of an oil and gas royalty in the Marcellus, as referenced in Note 4(d).  As at December 31, 2019, the Company has fully repaid the amounts borrowed, with $325.0 million of cash on hand and $160.0 million drawn from the term loan as described in Note 11(b).

The Corporate Revolver has a maturity of March 22, 2024. Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or

·LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.00% and 2.05% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or

·Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.00% and 2.05%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Corporate Revolver.

(b)Corporate Term Loan

On April 17, 2019, the Company entered into an unsecured, one-year term credit facility (the “Corporate Term Loan”) in the amount of $160.0 million to pay down amounts borrowed under the Corporate Revolver, as referenced in Note 11(a).  On September 25, 2019, the term of the Corporate Term Loan was extended by an additional year to April 17, 2021.

Advances under the Corporate Term Loan were drawn as a one-month LIBOR loan with interest payable at a rate of LIBOR plus 0.85%.

(c) FNBC Revolver

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), has an unsecured revolving term credit facility (the “FNBC Revolver”). The FNBC Revolver provides for the availability over a one-year period of up to $100.0 million in borrowings.

The FNBC Revolver has a maturity date of March 20, 2020. Advances under the FNBC Revolver can be drawn in U.S. dollars as follows:

•	Base rate advances with interest payable monthly at the CIBC base rate, plus 0.35% per annum; or
•	LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR plus 1.35% per annum.

All loans are readily convertible into loans of other types on customary terms and upon provision of appropriate notice.

The FNBC Revolver is subject to a standby fee of 0.27% per annum, even if no amounts are outstanding.